UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                  FORM 13F-HR
                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2010

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):[ ] is a restatement
                                  [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:              Credo Capital Management, LLC
Address:           225 E. Redwood Street, 2nd Floor
                   Baltimore, MD  21202

Form 13F File Number:  28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD         July 7, 2010
------- -- -------                ---------- --         ---- -- ----
[Signature]                       [City, State]            [Date]

Report Type (Check only one):
[x]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F information Table Entry Total:  118

Form 13F Information Table Value Total:  468,155


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE


                                                                                                                Voting Authority
                                                       Value    Shares/ Sh/ Put/ Invstmt  Other         -------------------
Name of Issuer               Title of class CUSIP      (x$1000) Prn Amt Prn Call Dscretn  Managers      Sole  Shared   None
--------------               -------------- -----      -------- ------- --- ---- -------  --------      ----  ------   ----

Alexion Pharmaceuticals Inc     COM       015351109  9118178122 SH                 Sole                 92194           85928
Alpha Natural Resources Inc     COM       02076X102  7304215653 SH                 Sole                111642          104011
American Public Education I     COM       02913V103   937 21431 SH                 Sole                                 21431
Ameron Intl Corp                COM       030710107   614 10180 SH                 Sole                                 10180
Arbitron, Inc.                  COM       03875Q108   818 31910 SH                 Sole                                 31910
Bed Bath & Beyond Inc.          COM       075896100  7844211549 SH                 Sole                109379          102170
BioMarin Pharmaceutical Inc     COM       09061G101  6610348606 SH                 Sole                180386          168220
Blue Nile Inc                   COM       09578R103   616 13075 SH                 Sole                                 13075
BorgWarner Inc                  COM       099724106  7674205530 SH                 Sole                106360           99170
Carbo Ceramics Inc              COM       140781105   897 12420 SH                 Sole                                 12420
Carrizo Oil + Gas Inc Com       COM       144577103   489 31500 SH                 Sole                                 31500
Catalyst Health Solutions       COM       14888B103   656 19010 SH                 Sole                                 19010
Cavium Network Inc              COM       14965A101   841 32125 SH                 Sole                                 32125
Cepheid                         COM       15670R107   239 14890 SH                 Sole                                 14890
Chipotle Mexican Grill Inc.     COM       169656105  7976 58301 SH                 Sole                 30171           28130
City National Corp.             COM       178566105  6191120840 SH                 Sole                 62530           58310
Cogent Communications Group     COM       19239V302   657 86730 SH                 Sole                                 86730
Coherent, Inc.                  COM       192479103  1059 30865 SH                 Sole                                 30865
Coinstar Inc                    COM       19259P300  5984139257 SH                 Sole                 60307           78950
Community Health Systems        COM       203668108  4864143870 SH                 Sole                 74367           69503
Compellent Technologies Inc     COM       20452A108   333 27460 SH                 Sole                                 27460
Computer Programs & Sys Inc     COM       205306103   936 22869 SH                 Sole                                 22869
Constant Contact Inc            COM       210313102   915 42905 SH                 Sole                                 42905
Covance Inc                     COM       222816100  5856114101 SH                 Sole                 59016           55085
Cree Inc                        COM       225447101  8119135244 SH                 Sole                 70019           65225
Crown Holdings Inc.             COM       228368106  5641225282 SH                 Sole                116632          108650
DTS Inc                         COM       23335C101  1096 33352 SH                 Sole                                 33352
DeVry Inc                       COM       251893103  6908131613 SH                 Sole                 68098           63515
Digital Realty Trust Inc.       COM       253868103 10903189024 SH                 Sole                 97774           91250
Dime Community Bancorp Inc      COM       253922108   597 48440 SH                 Sole                                 48440
Dollar General Corp.            COM       256677105  5729207946 SH                 Sole                107626          100320
Dr Pepper Snapple Group Inc     COM       26138E109 10856290340 SH                 Sole                150270          140070
Dresser-Rand Group Inc.         COM       261608103  6640210459 SH                 Sole                108959          101500
Dupont Fabros Technology        COM       26613Q106   678 27610 SH                 Sole                                 27610
EXCO Resources Inc              COM       269279402  4456305001 SH                 Sole                157901          147100
Elizabeth Arden, Inc.           COM       28660G106   633 43565 SH                 Sole                                 43565
EnerNOC, Inc.                   COM       292764107   804 25570 SH                 Sole                                 25570
EnerSys Inc.                    COM       29275Y102   673 31515 SH                 Sole                                 31515
Equinix Inc                     COM       29444U502  7443 91643 SH                 Sole                 47463           44180
Evercore Partners, Inc.         COM       29977A105   567 24275 SH                 Sole                                 24275
Forward Air Corp                COM       349853101   916 33610 SH                 Sole                                 33610
Grainger (WW) Inc.              COM       384802104  9022 90717 SH                 Sole                 46963           43754
Great Lakes Dredge & Dock C     COM       390607109   776129345 SH                 Sole                                129345
Green Mountain Coffee Roast     COM       393122106  8747340365 SH                 Sole                176145          164220
Greenhill & Co.                 COM       395259104  6262102445 SH                 Sole                 53022           49423
Harman International Inds.      COM       413086109  4521151257 SH                 Sole                 78227           73030
Hhgregg Inc.                    COM       42833L108   844 36175 SH                 Sole                                 36175
Hughes Communications Inc       COM       444398101   856 35172 SH                 Sole                                 35172
IPC The Hospitalist Co. Inc     COM       44984A105   785 31280 SH                 Sole                                 31280
Insulet Corp.                   COM       45784P101   935 62145 SH                 Sole                                 62145
Iron Mountain Inc               COM       462846106  7858349859 SH                 Sole                181129          168730
J. Crew Group Inc.              COM       46612H402  3720101071 SH                 Sole                 52301           48770
K12, Inc.                       COM       48273U102   661 29805 SH                 Sole                                 29805
Koppers Hldgs Inc               COM       50060P106   616 27405 SH                 Sole                                 27405
LKQ Corp                        COM       501889208  7381382812 SH                 Sole                183933          198879
Lam Research Corp.              COM       512807108  8819231713 SH                 Sole                119953          111760
Lauder Estee Cos Inc Cl A       COM       518439104  7793139834 SH                 Sole                 72354           67480
Linear Technology Corp.         COM       535678106 10160365338 SH                 Sole                188998          176340
Littelfuse, Inc.                COM       537008104   590 18680 SH                 Sole                                 18680
Logitech International SA       COM       H50430232  5332397615 SH                 Sole                220435          177180
Luminex Corp                    COM       55027E102   911 56185 SH                 Sole                                 56185
Marten Transport Ltd            COM       573075108   745 35845 SH                 Sole                                 35845
Maxwell Technologies Inc.       COM       577767106   652 57220 SH                 Sole                                 57220
Medidata Solutions Inc.         COM       58471A105   799 51585 SH                 Sole                                 51585
MetroPCS Communications Inc     COM       591708102  5143627940 SH                 Sole                325080          302860
Microsemi Corp.                 COM       595137100  5453372740 SH                 Sole                192930          179810
Monro Muffler Brake Inc.        COM       610236101  1161 29370 SH                 Sole                                 29370
Nalco Holding Co                COM       62985Q101  6995341909 SH                 Sole                175672          166237
Net 1 UEPS Technologies Inc     COM       64107N206   513 38289 SH                 Sole                                 38289
NetSuite Inc                    COM       64118Q107   807 63830 SH                 Sole                                 63830
Netezza Corp.                   COM       64111N101  1120 81870 SH                 Sole                                 81870
Nordson Corp.                   COM       655663102  5697101586 SH                 Sole                 52186           49400
Nordstrom Inc.                  COM       655664100  6881213776 SH                 Sole                110616          103160
NuVasive Inc                    COM       670704105  4520127458 SH                 Sole                 57403           70055
Onyx Pharmaceuticals Inc        COM       683399109   617 28585 SH                 Sole                                 28585
Overseas Shipholding Group      COM       690368105   488 13175 SH                 Sole                                 13175
Owens Corning                   COM       690742101  6033201699 SH                 Sole                104419           97280
Par Pharmaceutical Cos. Inc     COM       69888P106   873 33615 SH                 Sole                                 33615
Parametric Technology Corp.     COM       699173209  6883439224 SH                 Sole                227384          211840
Peet's Coffee & Tea Inc.        COM       705560100   975 24830 SH                 Sole                                 24830
Pegasystems, Inc.               COM       705573103   635 19780 SH                 Sole                                 19780
Polycom Inc.                    COM       73172K104  7480251092 SH                 Sole                129982          121110
Power Intergrations, Inc.       COM       739276103   730 22680 SH                 Sole                                 22680
Price T.Rowe Group Inc          COM       74144T108  9893222862 SH                 Sole                115347          107515
Quality Systems Inc.            COM       747582104  5221 90038 SH                 Sole                 46598           43440
RBC Bearings Inc                COM       75524B104   692 23885 SH                 Sole                                 23885
RTI Biologics Inc.              COM       74975N105   468159800 SH                 Sole                                159800
Rackspace Hosting Inc.          COM       750086100  8548466083 SH                 Sole                221108          244975
Ralcorp Holdings Inc.           COM       751028101  6324115401 SH                 Sole                 59731           55670
RehabCare Group Inc             COM       759148109   573 26314 SH                 Sole                                 26314
Robert Half International I     COM       770323103  7324311018 SH                 Sole                161018          150000
Rovi Corporation                COM       779376102  8943235892 SH                 Sole                122042          113850
Rue21 Inc.                      COM       781295100   683 22510 SH                 Sole                                 22510
SPX Corp                        COM       784635104  6691126706 SH                 Sole                 65596           61110
Salesforce.com Inc              COM       79466L302  6967 81178 SH                 Sole                 42019           39159
Salix Pharmaceuticals Ltd.      COM       795435106  7163183517 SH                 Sole                 82127          101390
Sigma-Aldrich Corp.             COM       826552101  6985140182 SH                 Sole                 72572           67610
Signature Bank                  COM       82669G104  6463170040 SH                 Sole                 87870           82170
Silicon Laboratories            COM       826919102  5833143820 SH                 Sole                 65760           78060
Smart Balance Inc.              COM       83169Y108   602147070 SH                 Sole                                147070
Solera Hldgs Inc                COM       83421A104  1000 27630 SH                 Sole                                 27630
Southwest Airlines              COM       844741108  5382484461 SH                 Sole                250701          233760
St. Jude Medical Inc            COM       790849103  4255117913 SH                 Sole                 61023           56890
Stifel Financial Corp.          COM       860630102  7312168510 SH                 Sole                 78520           89990
Taser International             COM       87651B104   604154970 SH                 Sole                                154970
Temple-Inland Inc.              COM       879868107  4684226595 SH                 Sole                117270          109325
Terremark Worldwide Inc.        COM       881448203   906116050 SH                 Sole                                116050
Tessera Technologies Inc        COM       88164L100   570 35500 SH                 Sole                                 35500
Thoratec Corp                   COM       885175307  5315124388 SH                 Sole                 54033           70355
Trimble Navigation              COM       896239100  7467266683 SH                 Sole                138033          128650
Ultra Petroleum Corp            COM       903914109  5773130463 SH                 Sole                 67543           62920
Ultratech Inc                   COM       904034105   849 52155 SH                 Sole                                 52155
Urban Outfitters Inc            COM       917047102  7685223456 SH                 Sole                115558          107898
Valspar Corp.                   COM       920355104  8124269728 SH                 Sole                139638          130090
Volcano Corp                    COM       928645100   935 42845 SH                 Sole                                 42845
Wabco Holdings                  COM       92927K102   719 22855 SH                 Sole                                 22855
Zebra Technologies Corp Cl      COM       989207105  6710264504 SH                 Sole                122917          141587
athenahealth Inc                COM       04685W103  6613253081 SH                 Sole                118086          134995

REPORT SUMMARY                  118 DATA RECORDS   468155           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
